Pension Plans, Retirement Benefits and Savings Plans (details) - Additional Pension Disclosures - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income:
Total other changes in benefit plan assets and benefit obligations recognized in other comprehensive income	$ (16)	$ (66)	$ 494
Pension Plans [Member]
Defined benefit plan disclosure
Total accumulated benefit obligation	3,480	3,370
Aggregate projected benefit obligation for pension plans with an accumulated benefit obligation in excess of plan assets	200	3,470
Aggregate accumulated benefit obligation for pension plans with an accumulated benefit obligation in excess of plan assets	200	3,360
Fair value of plan assets for pension plans with an accumulated benefit obligation in excess of plan assets	100	3,230
Components of net periodic benefit cost
Service cost	118	131	110
Interest cost on benefit obligation	122	144	150
Expected return on plan assets	(230)	(230)	(218)
Net periodic benefit cost, curtailment			(1)
Net periodic benefit cost, settlement	1		2
Net periodic benefit cost, amortization of unrecognized prior service benefit	(1)	(1)
Net periodic benefit cost, amortization of unrecognized net actuarial loss (gain)	66	96	65
Net periodic benefit cost	76	140	108
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income:
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, prior service benefit			(8)
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, net actuarial loss (gain)	66	43	516
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, foreign currency exchange rate change	(2)
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, curtailment			(2)
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, settlement	(1)		(2)
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, amortization of prior service benefit	1	1
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, amortization of net actuarial gain (loss)	(66)	(96)	(65)
Total other changes in benefit plan assets and benefit obligations recognized in other comprehensive income	(2)	(52)	439
Total other changes recognized in net periodic benefit cost and other comprehensive income	74	88	547
Estimated net actuarial gain (loss) that will be amortized from other comprehensive income into net periodic benefit cost over the next fiscal year	(75)
Estimated prior service benefit to be amortized over the next fiscal year	1
Qualified Domestic Pension Plan [Member]
Defined benefit plan disclosure
Total accumulated benefit obligation	3,260	3,150
Required contributions made	0	0	0
Required contributions during next fiscal year	0
Components of net periodic benefit cost
Service cost	111	124
Interest cost on benefit obligation	114	135
Nonqualified and Foreign Pension Plans [Member]
Defined benefit plan disclosure
Total accumulated benefit obligation	220	220
Components of net periodic benefit cost
Service cost	7	7
Interest cost on benefit obligation	8	9
Foreign Pension Plan [Member]
Defined benefit plan disclosure
Required contributions during next fiscal year	0
Postretirement Benefit Plans [Member]
Components of net periodic benefit cost
Interest cost on benefit obligation	8	10	10
Net periodic benefit cost, amortization of unrecognized prior service benefit	(3)	(3)	(2)
Net periodic benefit cost, amortization of unrecognized net actuarial loss (gain)		1	(3)
Net periodic benefit cost	5	8	5
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income:
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, prior service benefit		(11)
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, net actuarial loss (gain)	(17)	(3)	50
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, foreign currency exchange rate change	1
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, amortization of prior service benefit	3	3	2
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income, amortization of net actuarial gain (loss)		(1)	3
Total other changes in benefit plan assets and benefit obligations recognized in other comprehensive income	(13)	(12)	55
Total other changes recognized in net periodic benefit cost and other comprehensive income	(8)	$ (4)	$ 60
Estimated prior service benefit to be amortized over the next fiscal year	3
Postretirement Benefit Plans [Member] | Maxiumum [Member]
Other changes in benefit plan assets and benefit obligations recognized in other comprehensive income:
Estimated net actuarial gain (loss) that will be amortized from other comprehensive income into net periodic benefit cost over the next fiscal year	$ 1